24. EARNINGS (LOSS) PER SHARE (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations - Basic numerator
Net (loss) for the exercise attributable to controlling shareholders	R$ (904,628)	R$ (2,333,093)	R$ (141,327)
Discontinued operations - Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Net (loss) per share basic - R$	R$ (1.11)	R$ (2.88)	R$ (0.18)
Discontinued operations - Diluted numerator
Net (loss) for the exercise attributable to controlling shareholders	R$ (904,628)	R$ (2,333,093)	R$ (141,327)
Discontinued operations - Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Weighted average number of outstanding shares - diluted	811,539,167	811,294,251	803,559,763
Net (loss) per share diluted - R$	R$ (1.11)	R$ (2.88)	R$ (0.18)